Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	LORD ABBETT INVESTMENT TRUST
Central Index Key	0000911507
Amendment Flag	false
Document Creation Date	Mar 27, 2013
Document Effective Date	Apr 1, 2013
Prospectus Date	Apr 1, 2013

Lord Abbett Balanced Strategy Fund | Lord Abbett Balanced Strategy Fund
Lord Abbett Balanced Strategy Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek current income and capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Balanced Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Balanced Strategy Fund		Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses		1.22%	1.97%	1.97%	1.07%	0.97%	1.42%	1.57%	1.47%
Management Fee Waiver	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[1]	1.19%	1.94%	1.94%	1.04%	0.94%	1.39%	1.54%	1.44%
[1]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive 0.03% of its management fee. This agreement may be terminated only by the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	689	937	1,204	1,965
Class B	697	915	1,260	2,099
Class C	297	615	1,060	2,293
Class F	106	337	587	1,303
Class I	96	306	533	1,187
Class P	142	446	773	1,699
Class R2	157	493	852	1,865
Class R3	147	462	800	1,755

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	689	937	1,204	1,965
Class B	197	615	1,060	2,099
Class C	197	615	1,060	2,293
Class F	106	337	587	1,303
Class I	96	306	533	1,187
Class P	142	446	773	1,699
Class R2	157	493	852	1,865
Class R3	147	462	800	1,755

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal market conditions, through the underlying funds, the Fund indirectly invests principally in U.S. equity securities and fixed income securities and select foreign (including emerging market) securities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

  Equity securities of large, mid-sized, and small companies. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises.

  Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Fixed income securities of various types. Currently, the underlying funds invest in fixed income securities consisting principally of high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, U.S. government securities, convertible securities, bank loans, investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high yield” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

  Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

The Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. The Fund intends to invest in derivatives primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. For example, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager. The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal market conditions.

The Fund’s portfolio manager determines the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

  Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Portfolio Management Risk: The strategies used and investments selected by the portfolio management of the Fund and the underlying funds may fail to produce the intended results and the Fund and the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Foreign Markets Risk: Investments in foreign (including emerging market) issuers and in U.S. issuers with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers organized and operated in the U.S., these issuers may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign issuers also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Industry/Sector Risk: If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security.

  Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +15.78%	Worst Quarter 4th Q ’08 -15.60%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Balanced Strategy Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	8.15%	1.94%	6.32%
Class B	8.85%	2.10%	6.39%
Class C	12.82%	2.46%	6.23%
Class F	14.88%	3.38%		2.93%	Sep 28, 2007
Class I	14.99%	3.47%		5.70%	Oct 19, 2004
Class P	14.41%	3.02%	6.79%
Class R2	14.30%	3.14%		2.68%	Sep 28, 2007
Class R3	14.46%	2.97%		2.52%	Sep 28, 2007
After Taxes on Distributions Class A	7.04%	0.79%	5.02%
After Taxes on Distributions and Sale of Fund Shares Class A	5.58%	1.04%	4.89%
40% Russell 1000�� Index/35% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index/10% MSCI EAFE Index with Gross Dividends 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	12.23%	4.50%	7.57%	6.36%	Oct 19, 2004
40% Russell 1000�� Index/35% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index/10% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	12.23%	4.50%	7.57%	4.17%	Sep 28, 2007
Lipper Mixed-Asset Target Allocation Moderate Average 10/31/2004 (reflects no deduction for sales charges or taxes)	11.38%	2.61%	6.30%	4.90%	Oct 31, 2004	[1]
Lipper Mixed-Asset Target Allocation Moderate Average 9/30/2007 (reflects no deduction for sales charges or taxes)	11.38%	2.61%	6.30%	2.30%	Sep 30, 2007	[2]
[1]	Corresponds with Class I period shown.
[2]	Corresponds with Class F, R2 and R3 periods shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Balanced Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek current income and capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.52%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal market conditions, through the underlying funds, the Fund indirectly invests principally in U.S. equity securities and fixed income securities and select foreign (including emerging market) securities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

  Equity securities of large, mid-sized, and small companies. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises.

  Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Fixed income securities of various types. Currently, the underlying funds invest in fixed income securities consisting principally of high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, U.S. government securities, convertible securities, bank loans, investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high yield” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

  Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

The Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. The Fund intends to invest in derivatives primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. For example, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager. The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal market conditions.

The Fund’s portfolio manager determines the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

  Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Portfolio Management Risk: The strategies used and investments selected by the portfolio management of the Fund and the underlying funds may fail to produce the intended results and the Fund and the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Foreign Markets Risk: Investments in foreign (including emerging market) issuers and in U.S. issuers with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers organized and operated in the U.S., these issuers may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign issuers also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Industry/Sector Risk: If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security.

  Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q ’09 +15.78%	Worst Quarter 4th Q ’08 -15.60%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.60%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

40% Russell 1000�� Index/35% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index/10% MSCI EAFE Index with Gross Dividends 10/19/2004 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.23%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	7.57%
Life of Class	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 19, 2004
40% Russell 1000�� Index/35% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index/10% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.23%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	7.57%
Life of Class	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lipper Mixed-Asset Target Allocation Moderate Average 10/31/2004 (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Life of Class	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 31, 2004	[1]
Lipper Mixed-Asset Target Allocation Moderate Average 9/30/2007 (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Life of Class	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007	[2]
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.94%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,187
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	533
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,187
1 Year	rr_AverageAnnualReturnYear01	14.99%
5 Years	rr_AverageAnnualReturnYear05	3.47%
Life of Class	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 19, 2004
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.19%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	937
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965
Annual Return 2003	rr_AnnualReturn2003	24.45%
Annual Return 2004	rr_AnnualReturn2004	10.22%
Annual Return 2005	rr_AnnualReturn2005	2.47%
Annual Return 2006	rr_AnnualReturn2006	12.65%
Annual Return 2007	rr_AnnualReturn2007	5.89%
Annual Return 2008	rr_AnnualReturn2008	(28.59%)
Annual Return 2009	rr_AnnualReturn2009	31.96%
Annual Return 2010	rr_AnnualReturn2010	11.87%
Annual Return 2011	rr_AnnualReturn2011	(3.40%)
Annual Return 2012	rr_AnnualReturn2012	14.70%
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	6.32%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	5.02%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.94%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,099
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,099
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	6.39%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.94%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,293
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,293
1 Year	rr_AverageAnnualReturnYear01	12.82%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.39%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,699
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	446
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	773
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,699
1 Year	rr_AverageAnnualReturnYear01	14.41%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	6.79%
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.04%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,303
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	587
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,303
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	3.38%
Life of Class	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.54%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	852
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,865
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	852
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,865
1 Year	rr_AverageAnnualReturnYear01	14.30%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Life of Class	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.44%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,755
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	800
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,755
1 Year	rr_AverageAnnualReturnYear01	14.46%
5 Years	rr_AverageAnnualReturnYear05	2.97%
Life of Class	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	Corresponds with Class I period shown.
[2]	Corresponds with Class F, R2 and R3 periods shown.
[3]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive 0.03% of its management fee. This agreement may be terminated only by the Fund's Board of Trustees.
[4]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[5]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Lord Abbett Diversified Equity Strategy Fund | Lord Abbett Diversified Equity Strategy Fund
Lord Abbett Diversified Equity Strategy Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Diversified Equity Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Diversified Equity Strategy Fund		Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses		0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses		1.44%	2.19%	2.19%	1.29%	1.19%	1.64%	1.79%	1.69%
Management Fee Waiver	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[1]	1.39%	2.14%	2.14%	1.24%	1.14%	1.59%	1.74%	1.64%
[1]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only by the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Diversified Equity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	1,000	1,312	2,196
Class B	717	980	1,370	2,330
Class C	317	680	1,170	2,520
Class F	126	404	703	1,552
Class I	116	373	650	1,439
Class P	162	512	887	1,939
Class R2	177	558	965	2,101
Class R3	167	528	913	1,994

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Diversified Equity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	1,000	1,312	2,196
Class B	217	680	1,170	2,330
Class C	217	680	1,170	2,520
Class F	126	404	703	1,552
Class I	116	373	650	1,439
Class P	162	512	887	1,939
Class R2	177	558	965	2,101
Class R3	167	528	913	1,994

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal market conditions, through the underlying funds, the Fund indirectly invests principally in equity securities of U.S. and select foreign (including emerging market) companies of all sizes managed in both growth and value styles. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

  Equity securities of large, mid-sized, and small companies. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises.

  Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

The Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. The Fund intends to invest in derivatives primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. For example, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager.

The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal market conditions.

The Fund’s portfolio manager determines the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

  Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Portfolio Management Risk: The strategies used and investments selected by the portfolio management of the Fund and the underlying funds may fail to produce the intended results and the Fund and the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Foreign Markets Risk: Investments in foreign (including emerging market) issuers and in U.S. issuers with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers organized and operated in the U.S., these issuers may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign issuers also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Industry/Sector Risk: If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security.

  Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +18.91%	Worst Quarter 3rd Q ’11 -20.38%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Diversified Equity Strategy Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	7.43%	(0.43%)	2.95%	Jun 30, 2006
Class B	8.17%	(0.33%)	3.21%	Jun 30, 2006
Class C	12.23%	0.09%	3.22%	Jun 30, 2006
Class F	14.18%	0.97%	0.60%	Sep 28, 2007
Class I	14.28%	1.07%	4.23%	Jun 30, 2006
Class P	13.77%	0.63%	3.77%	Jun 30, 2006
Class R2	13.58%	0.78%	0.38%	Sep 28, 2007
Class R3	13.75%	0.59%	0.21%	Sep 28, 2007
After Taxes on Distributions Class A	7.34%	(0.60%)	2.61%
After Taxes on Distributions and Sale of Fund Shares Class A	5.07%	(0.41%)	2.43%
Russell 3000�� Index 6/30/2006 (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	4.17%	Jun 30, 2006
Russell 3000�� Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	1.29%	Sep 28, 2007
MSCI EAFE Index with Gross Dividends 6/30/2006 (reflects no deduction for fees, expenses, or taxes)	17.90%	(3.21%)	1.31%	Jun 30, 2006
MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	17.90%	(3.21%)	(3.38%)	Sep 28, 2007
MSCI EAFE Index with Net Dividends 6/30/2006 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	17.32%	(3.69%)	0.85%	Jun 30, 2006
MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	17.32%	(3.69%)	(3.84%)	Sep 28, 2007
85% Russell 3000�� Index/15% MSCI EAFE Index with Gross Dividends 6/30/2006 (reflects no deduction for fees, expenses, or taxes)	16.69%	1.30%	3.78%	Jun 30, 2006
85% Russell 3000�� Index/15% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	16.69%	1.30%	0.63%	Sep 28, 2007
85% Russell 3000�� Index/15% MSCI EAFE Index with Net Dividends 6/30/2006 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	16.60%	1.22%	3.71%	Jun 30, 2006
85% Russell 3000�� Index/15% MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)	16.60%	1.22%	0.56%	Sep 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Diversified Equity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.66%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal market conditions, through the underlying funds, the Fund indirectly invests principally in equity securities of U.S. and select foreign (including emerging market) companies of all sizes managed in both growth and value styles. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

  Equity securities of large, mid-sized, and small companies. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises.

  Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

The Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. The Fund intends to invest in derivatives primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. For example, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager.

The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal market conditions.

The Fund’s portfolio manager determines the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

  Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Portfolio Management Risk: The strategies used and investments selected by the portfolio management of the Fund and the underlying funds may fail to produce the intended results and the Fund and the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Foreign Markets Risk: Investments in foreign (including emerging market) issuers and in U.S. issuers with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers organized and operated in the U.S., these issuers may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign issuers also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Industry/Sector Risk: If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security.

  Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q ’09 +18.91%	Worst Quarter 3rd Q ’11 -20.38%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Russell 3000�� Index 6/30/2006 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Life of Class	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Russell 3000�� Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Life of Class	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
MSCI EAFE Index with Gross Dividends 6/30/2006 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
Life of Class	rr_AverageAnnualReturnSinceInception	1.31%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.38%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
MSCI EAFE Index with Net Dividends 6/30/2006 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Life of Class	rr_AverageAnnualReturnSinceInception	0.85%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.84%)
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
85% Russell 3000�� Index/15% MSCI EAFE Index with Gross Dividends 6/30/2006 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.69%
5 Years	rr_AverageAnnualReturnYear05	1.30%
Life of Class	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
85% Russell 3000�� Index/15% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.69%
5 Years	rr_AverageAnnualReturnYear05	1.30%
Life of Class	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
85% Russell 3000�� Index/15% MSCI EAFE Index with Net Dividends 6/30/2006 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.60%
5 Years	rr_AverageAnnualReturnYear05	1.22%
Life of Class	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
85% Russell 3000�� Index/15% MSCI EAFE Index with Net Dividends 9/28/2007 (reflects no deduction for fees, expenses, but reflects deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.60%
5 Years	rr_AverageAnnualReturnYear05	1.22%
Life of Class	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.39%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,196
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	708
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,000
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,312
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,196
Annual Return 2007	rr_AnnualReturn2007	10.97%
Annual Return 2008	rr_AnnualReturn2008	(36.38%)
Annual Return 2009	rr_AnnualReturn2009	32.50%
Annual Return 2010	rr_AnnualReturn2010	17.64%
Annual Return 2011	rr_AnnualReturn2011	(8.11%)
Annual Return 2012	rr_AnnualReturn2012	13.98%
1 Year	rr_AverageAnnualReturnYear01	7.43%
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Life of Class	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.34%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Life of Class	rr_AverageAnnualReturnSinceInception	2.61%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.07%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
Life of Class	rr_AverageAnnualReturnSinceInception	2.43%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	2.14%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,330
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	680
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,170
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,330
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Life of Class	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	2.14%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	680
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,520
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	680
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,170
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,520
1 Year	rr_AverageAnnualReturnYear01	12.23%
5 Years	rr_AverageAnnualReturnYear05	0.09%
Life of Class	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.59%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,939
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	512
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,939
1 Year	rr_AverageAnnualReturnYear01	13.77%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Life of Class	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.14%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,439
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	116
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	373
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	650
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,439
1 Year	rr_AverageAnnualReturnYear01	14.28%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Life of Class	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,552
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	126
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	404
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	703
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,552
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05	0.97%
Life of Class	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,101
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	558
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,101
1 Year	rr_AverageAnnualReturnYear01	13.58%
5 Years	rr_AverageAnnualReturnYear05	0.78%
Life of Class	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.64%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,994
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	528
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,994
1 Year	rr_AverageAnnualReturnYear01	13.75%
5 Years	rr_AverageAnnualReturnYear05	0.59%
Life of Class	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only by the Fund's Board of Trustees.
[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Lord Abbett Diversified Income Strategy Fund | Lord Abbett Diversified Income Strategy Fund
Lord Abbett Diversified Income Strategy Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Diversified Income Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Diversified Income Strategy Fund		Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.15%	1.90%	1.90%	1.00%	0.90%	1.35%	1.50%	1.40%
Management Fee Waiver	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[1]	1.12%	1.87%	1.87%	0.97%	0.87%	1.32%	1.47%	1.37%
[1]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive 0.03% of its management fee. This agreement may be terminated only by the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Diversified Income Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	917	1,169	1,890
Class B	690	894	1,224	2,024
Class C	290	594	1,024	2,220
Class F	99	315	550	1,222
Class I	89	284	496	1,105
Class P	134	425	736	1,621
Class R2	150	471	816	1,788
Class R3	139	440	763	1,677

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Diversified Income Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	917	1,169	1,890
Class B	190	594	1,024	2,024
Class C	190	594	1,024	2,220
Class F	99	315	550	1,222
Class I	89	284	496	1,105
Class P	134	425	736	1,621
Class R2	150	471	816	1,788
Class R3	139	440	763	1,677

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal market conditions, through the underlying funds, the Fund indirectly invests principally in fixed income securities and select U.S. equity securities and foreign (including emerging market) securities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

  Fixed income securities of various types. Currently, the underlying funds invest in fixed income securities consisting principally of high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, U.S. government securities, convertible securities, bank loans, investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high yield” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

  Equity securities of large, mid-sized, and small companies managed in both growth and value styles. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises.

  Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

The Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. The Fund intends to invest in derivatives primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. For example, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager. The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal market conditions.

The Fund’s portfolio manager determines the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

  Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Portfolio Management Risk: The strategies used and investments selected by the portfolio management of the Fund and the underlying funds may fail to produce the intended results and the Fund and the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Foreign Markets Risk: Investments in foreign (including emerging market) issuers and in U.S. issuers with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers organized and operated in the U.S., these issuers may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign issuers also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Industry/Sector Risk: If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security.

  Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +13.95%	Worst Quarter 4th Q ’08 -13.15%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Diversified Income Strategy Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	6.39%	4.70%	5.04%	Jun 30, 2005
Class B	7.09%	4.91%	5.18%	Jun 30, 2005
Class C	10.96%	5.23%	5.17%	Jun 30, 2005
Class F	13.02%	6.18%	5.60%	Sep 28, 2007
Class I	13.10%	6.29%	6.22%	Jun 30, 2005
Class P	12.64%	5.82%	5.83%	Jun 30, 2005
Class R2	12.46%	6.01%	5.41%	Sep 28, 2007
Class R3	12.58%	5.77%	5.19%	Sep 28, 2007
After Taxes on Distributions Class A	4.75%	2.74%	3.19%
After Taxes on Distributions and Sale of Fund Shares Class A	4.35%	2.87%	3.25%
50% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch High Yield Master II Constrained Index/15% Russell 1000�� Index/10% MSCI EAFE Index with Gross Dividends 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	10.28%	5.89%	6.42%	Jun 30, 2005
50% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch High Yield Master II Constrained Index/15% Russell 1000�� Index/10% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	10.28%	5.89%	5.72%	Sep 28, 2007
Lipper Mixed-Asset Target Allocation Conservative Average 6/30/2005 (reflects no deduction for sales charges or taxes)	9.38%	3.84%	4.50%	Jun 30, 2005
Lipper Mixed-Asset Target Allocation Conservative Average 9/30/2007 (reflects no deduction for sales charges or taxes)	9.38%	3.84%	3.66%	Sep 30, 2007	[1]
[1]	Corresponds with Class F, R2 and R3 periods shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Diversified Income Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.59%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal market conditions, through the underlying funds, the Fund indirectly invests principally in fixed income securities and select U.S. equity securities and foreign (including emerging market) securities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

  Fixed income securities of various types. Currently, the underlying funds invest in fixed income securities consisting principally of high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, U.S. government securities, convertible securities, bank loans, investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high yield” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

  Equity securities of large, mid-sized, and small companies managed in both growth and value styles. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises.

  Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

The Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. The Fund intends to invest in derivatives primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. For example, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager. The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal market conditions.

The Fund’s portfolio manager determines the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

  Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Portfolio Management Risk: The strategies used and investments selected by the portfolio management of the Fund and the underlying funds may fail to produce the intended results and the Fund and the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Foreign Markets Risk: Investments in foreign (including emerging market) issuers and in U.S. issuers with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers organized and operated in the U.S., these issuers may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign issuers also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Industry/Sector Risk: If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security.

  Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q ’09 +13.95%	Worst Quarter 4th Q ’08 -13.15%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

50% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch High Yield Master II Constrained Index/15% Russell 1000�� Index/10% MSCI EAFE Index with Gross Dividends 6/30/2005 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	5.89%
Life of Class	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
50% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch High Yield Master II Constrained Index/15% Russell 1000�� Index/10% MSCI EAFE Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	5.89%
Life of Class	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lipper Mixed-Asset Target Allocation Conservative Average 6/30/2005 (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.38%
5 Years	rr_AverageAnnualReturnYear05	3.84%
Life of Class	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Lipper Mixed-Asset Target Allocation Conservative Average 9/30/2007 (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.38%
5 Years	rr_AverageAnnualReturnYear05	3.84%
Life of Class	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.12%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	917
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,890
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	683
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	917
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,890
Annual Return 2006	rr_AnnualReturn2006	10.09%
Annual Return 2007	rr_AnnualReturn2007	2.91%
Annual Return 2008	rr_AnnualReturn2008	(23.38%)
Annual Return 2009	rr_AnnualReturn2009	35.86%
Annual Return 2010	rr_AnnualReturn2010	12.51%
Annual Return 2011	rr_AnnualReturn2011	1.02%
Annual Return 2012	rr_AnnualReturn2012	12.86%
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	4.70%
Life of Class	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.75%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Life of Class	rr_AverageAnnualReturnSinceInception	3.19%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Years	rr_AverageAnnualReturnYear05	2.87%
Life of Class	rr_AverageAnnualReturnSinceInception	3.25%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.87%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,024
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,024
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,024
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	4.91%
Life of Class	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.87%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,024
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,220
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,024
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,220
1 Year	rr_AverageAnnualReturnYear01	10.96%
5 Years	rr_AverageAnnualReturnYear05	5.23%
Life of Class	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.32%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	736
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,621
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	425
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	736
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,621
1 Year	rr_AverageAnnualReturnYear01	12.64%
5 Years	rr_AverageAnnualReturnYear05	5.82%
Life of Class	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.87%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	496
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,105
1 Year	rr_AverageAnnualReturnYear01	13.10%
5 Years	rr_AverageAnnualReturnYear05	6.29%
Life of Class	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.97%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,222
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	550
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,222
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	6.18%
Life of Class	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.47%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	816
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,788
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	471
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	816
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,788
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	6.01%
Life of Class	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.37%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	763
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,677
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	440
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	763
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,677
1 Year	rr_AverageAnnualReturnYear01	12.58%
5 Years	rr_AverageAnnualReturnYear05	5.77%
Life of Class	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	Corresponds with Class F, R2 and R3 periods shown.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive 0.03% of its management fee. This agreement may be terminated only by the Fund's Board of Trustees.
[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Lord Abbett Growth & Income Strategy Fund | Lord Abbett Growth & Income Strategy Fund
Lord Abbett Growth & Income Strategy Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term capital appreciation and growth of income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Growth & Income Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Growth & Income Strategy Fund		Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.26%	2.01%	2.01%	1.11%	1.01%	1.46%	1.61%	1.51%
Management Fee Waiver	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[1]	1.23%	1.98%	1.98%	1.08%	0.98%	1.43%	1.58%	1.48%
[1]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive 0.03% of its management fee. This agreement may be terminated only by the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Growth & Income Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	949	1,224	2,008
Class B	701	928	1,280	2,142
Class C	301	628	1,080	2,335
Class F	110	350	609	1,349
Class I	100	319	555	1,234
Class P	146	459	795	1,744
Class R2	161	505	873	1,909
Class R3	151	474	821	1,799

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Growth & Income Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	949	1,224	2,008
Class B	201	628	1,080	2,142
Class C	201	628	1,080	2,335
Class F	110	350	609	1,349
Class I	100	319	555	1,234
Class P	146	459	795	1,744
Class R2	161	505	873	1,909
Class R3	151	474	821	1,799

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal market conditions, through the underlying funds, the Fund indirectly invests principally in U.S. equity securities and select fixed income securities and foreign (including emerging market) securities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

  Equity securities of large, mid-sized, and small companies managed in both growth and value styles. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises.

  Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Fixed income securities of various types. Currently, the underlying funds invest in fixed income securities consisting principally of high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, U.S. government securities, convertible securities, bank loans, investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high yield” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

  Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

The Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. The Fund intends to invest in derivatives primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. For example, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager. The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal market conditions.

The Fund’s portfolio manager determines the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

  Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Portfolio Management Risk: The strategies used and investments selected by the portfolio management of the Fund and the underlying funds may fail to produce the intended results and the Fund and the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Foreign Markets Risk: Investments in foreign (including emerging market) issuers and in U.S. issuers with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers organized and operated in the U.S., these issuers may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign issuers also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Industry/Sector Risk: If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security.

  Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +18.83%	Worst Quarter 4th Q ’08 -17.93%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Growth & Income Strategy Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	8.84%	1.35%	4.48%	Jun 30, 2005
Class B	9.61%	1.51%	4.60%	Jun 30, 2005
Class C	13.59%	1.87%	4.61%	Jun 30, 2005
Class F	15.64%	2.77%	2.26%	Sep 28, 2007
Class I	15.69%	2.88%	5.64%	Jun 30, 2005
Class P	15.23%	2.46%	5.22%	Jun 30, 2005
Class R2	15.06%	2.50%	1.99%	Sep 28, 2007
Class R3	15.15%	2.38%	1.87%	Sep 28, 2007
After Taxes on Distributions Class A	7.91%	0.38%	3.45%
After Taxes on Distributions and Sale of Fund Shares Class A	6.10%	0.65%	3.36%
55% Russell 1000�� Index/20% Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index 6/30/2005 (reflects no deduction for fees, expenses, or taxes)	14.21%	3.14%	5.60%	Jun 30, 2005
55% Russell 1000�� Index/20% Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	14.21%	3.14%	2.68%	Sep 28, 2007
Lipper Mixed-Asset Target Allocation Growth Average 6/30/2005 (reflects no deduction for sales charges or taxes)	12.64%	1.72%	4.40%	Jun 30, 2005
Lipper Mixed-Asset Target Allocation Growth Average 9/30/2007 (reflects no deduction for sales charges or taxes)	12.64%	1.72%	1.35%	Sep 30, 2007	[1]
[1]	Corresponds with Class F, R2 and R3 periods shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Growth & Income Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation and growth of income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal market conditions, through the underlying funds, the Fund indirectly invests principally in U.S. equity securities and select fixed income securities and foreign (including emerging market) securities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

  Equity securities of large, mid-sized, and small companies managed in both growth and value styles. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting principally of common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises.

  Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Fixed income securities of various types. Currently, the underlying funds invest in fixed income securities consisting principally of high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, U.S. government securities, convertible securities, bank loans, investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high yield” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

  Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”).

The Fund also may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. The Fund intends to invest in derivatives primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. For example, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager. The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal market conditions.

The Fund’s portfolio manager determines the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

  Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Portfolio Management Risk: The strategies used and investments selected by the portfolio management of the Fund and the underlying funds may fail to produce the intended results and the Fund and the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Blend Style Risk: The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds’ high yield debt securities, which have lower credit ratings. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Foreign Markets Risk: Investments in foreign (including emerging market) issuers and in U.S. issuers with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with issuers organized and operated in the U.S., these issuers may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign issuers also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent that such securities are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Industry/Sector Risk: If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security.

  Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q ’09 +18.83%	Worst Quarter 4th Q ’08 -17.93%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.93%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

55% Russell 1000�� Index/20% Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index 6/30/2005 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Life of Class	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
55% Russell 1000�� Index/20% Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Life of Class	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Lipper Mixed-Asset Target Allocation Growth Average 6/30/2005 (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.64%
5 Years	rr_AverageAnnualReturnYear05	1.72%
Life of Class	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Lipper Mixed-Asset Target Allocation Growth Average 9/30/2007 (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.64%
5 Years	rr_AverageAnnualReturnYear05	1.72%
Life of Class	rr_AverageAnnualReturnSinceInception	1.35%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.23%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,008
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	693
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	949
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,224
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,008
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	8.92%
Annual Return 2008	rr_AnnualReturn2008	(33.05%)
Annual Return 2009	rr_AnnualReturn2009	34.86%
Annual Return 2010	rr_AnnualReturn2010	14.23%
Annual Return 2011	rr_AnnualReturn2011	(4.73%)
Annual Return 2012	rr_AnnualReturn2012	15.47%
1 Year	rr_AverageAnnualReturnYear01	8.84%
5 Years	rr_AverageAnnualReturnYear05	1.35%
Life of Class	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.91%
5 Years	rr_AverageAnnualReturnYear05	0.38%
Life of Class	rr_AverageAnnualReturnSinceInception	3.45%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.10%
5 Years	rr_AverageAnnualReturnYear05	0.65%
Life of Class	rr_AverageAnnualReturnSinceInception	3.36%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.98%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,142
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	628
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,080
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,142
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	1.51%
Life of Class	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.98%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	628
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,080
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,335
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	628
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,080
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,335
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05	1.87%
Life of Class	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.43%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	795
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,744
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	795
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,744
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Life of Class	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.98%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,234
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	319
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	555
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,234
1 Year	rr_AverageAnnualReturnYear01	15.69%
5 Years	rr_AverageAnnualReturnYear05	2.88%
Life of Class	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.08%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	609
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,349
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	609
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,349
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Life of Class	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.58%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,909
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	873
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,909
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Life of Class	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.48%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,799
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	151
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	821
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,799
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	2.38%
Life of Class	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	Corresponds with Class F, R2 and R3 periods shown.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive 0.03% of its management fee. This agreement may be terminated only by the Fund's Board of Trustees.
[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Lord Abbett Convertible Fund | Lord Abbett Convertible Fund
Lord Abbett Convertible Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Convertible Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Convertible Fund		Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.70%	0.70%	0.70%		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.20%	1.00%	0.83%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.23%	0.23%	0.23%		0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.13%	1.93%	1.76%		1.03%	0.93%	1.38%	1.53%	1.43%
Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)		(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.06%	1.86%	1.69%		0.96%	0.86%	1.31%	1.46%	1.36%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
[2]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, if any, to an annual rate of 0.86%. Shareholders will incur actual total annual operating expenses of less than or equal to 0.86% plus the amount of any applicable 12b-1 fee. This agreement may be terminated only by the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the fee waiver and expense limitation agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Convertible Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	331	569	827	1,563
Class B	689	899	1,235	2,040
Class C	272	547	948	2,067
Class F	98	321	562	1,253
Class I	88	289	508	1,137
Class P	133	430	749	1,651
Class R2	149	477	828	1,818
Class R3	138	446	775	1,707

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Convertible Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	331	569	827	1,563
Class B	189	599	1,035	2,040
Class C	172	547	948	2,067
Class F	98	321	562	1,253
Class I	88	289	508	1,137
Class P	133	430	749	1,651
Class R2	149	477	828	1,818
Class R3	138	446	775	1,707

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities. Convertible securities may include corporate bonds, debentures, notes, preferred stocks, and any securities that can be exchanged for common stock or provide an opportunity for equity participation. The Fund also may invest in synthetic convertible securities and convertible structured notes created by other parties such as investment banks. Under normal circumstances, the Fund intends to maintain its average weighted maturity at between five and twenty years.

The Fund uses fundamental, bottom-up research to identify undervalued convertible securities that the Fund believes may maximize total return and potentially reduce downside risk. The Fund attempts to reduce the risks associated with these securities through portfolio diversification, credit analysis, assessment of their risk/return potential, and attention to current developments and trends in interest rates and economic conditions.

The Fund may invest in both investment grade convertible securities and lower-rated (commonly referred to as “high yield” or “junk”) convertible securities or, if unrated, determined by Lord Abbett to be of comparable quality. Reflecting the current universe of convertible securities, a significant portion of the Fund’s convertible securities may be rated below investment grade. The Fund may invest in companies of all sizes and may from time to time invest a significant amount of its assets in securities of small and mid-sized companies.

The Fund may invest up to 20% of its net assets in non-convertible debt or equity securities. In addition, the Fund may invest up to 20% of its net assets in foreign securities that primarily are traded outside of the U.S., including securities of companies that are located in or economically tied to emerging markets.

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Equity Securities Risk: The value of the Fund’s equity securities will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies issuing the securities. This may cause the Fund to produce poor performance relative to other funds, including those that invest exclusively in convertible or other fixed income securities.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized Company Risk: Securities of mid-sized companies generally involve greater risks than investments in larger companies. Mid-sized companies may have limited management experience or depth, limited access to capital, limited products or services, or operate in markets that have not yet been established. Mid-sized company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Foreign Company Risk: The Fund’s investment exposure to foreign companies (and American Depositary Receipts (“ADRs”)) generally is subject to the risk that the securities may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency, or inadequate regulatory and accounting standards. Because the Fund’s definition of foreign securities focuses on where the security is principally traded rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 3rd Q ’09 +12.83%	Worst Quarter 3rd Q ’08 -16.39%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Convertible Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	9.61%	1.16%	4.75%	Jun 30, 2003
Class B	6.22%	0.56%	4.41%	Jun 30, 2003
Class C	10.51%	0.97%	4.32%	Jun 30, 2003
Class F	12.30%	1.84%	1.82%	Sep 28, 2007
Class I	12.36%	1.92%	5.36%	Jun 30, 2003
Class P	11.88%	1.46%	4.87%	Jun 30, 2003
Class R2	11.74%	1.51%	1.49%	Sep 28, 2007
Class R3	11.89%	1.44%	1.42%	Sep 28, 2007
After Taxes on Distributions Class A	8.66%	(0.09%)	3.56%
After Taxes on Distributions and Sale of Fund Shares Class A	6.38%	0.26%	3.44%
BofA Merrill Lynch All Convertibles Index 6/30/2003 (reflects no deduction for fees, expenses, or taxes)	14.96%	4.06%	6.23%	Jun 30, 2003
BofA Merrill Lynch All Convertibles Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	14.96%	4.06%	3.21%	Sep 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Convertible Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.34%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the fee waiver and expense limitation agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities. Convertible securities may include corporate bonds, debentures, notes, preferred stocks, and any securities that can be exchanged for common stock or provide an opportunity for equity participation. The Fund also may invest in synthetic convertible securities and convertible structured notes created by other parties such as investment banks. Under normal circumstances, the Fund intends to maintain its average weighted maturity at between five and twenty years.

The Fund uses fundamental, bottom-up research to identify undervalued convertible securities that the Fund believes may maximize total return and potentially reduce downside risk. The Fund attempts to reduce the risks associated with these securities through portfolio diversification, credit analysis, assessment of their risk/return potential, and attention to current developments and trends in interest rates and economic conditions.

The Fund may invest in both investment grade convertible securities and lower-rated (commonly referred to as “high yield” or “junk”) convertible securities or, if unrated, determined by Lord Abbett to be of comparable quality. Reflecting the current universe of convertible securities, a significant portion of the Fund’s convertible securities may be rated below investment grade. The Fund may invest in companies of all sizes and may from time to time invest a significant amount of its assets in securities of small and mid-sized companies.

The Fund may invest up to 20% of its net assets in non-convertible debt or equity securities. In addition, the Fund may invest up to 20% of its net assets in foreign securities that primarily are traded outside of the U.S., including securities of companies that are located in or economically tied to emerging markets.

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  High-Yield Securities Risk: High-yield bonds are subject to increased credit and liquidity risks. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Equity Securities Risk: The value of the Fund’s equity securities will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies issuing the securities. This may cause the Fund to produce poor performance relative to other funds, including those that invest exclusively in convertible or other fixed income securities.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized Company Risk: Securities of mid-sized companies generally involve greater risks than investments in larger companies. Mid-sized companies may have limited management experience or depth, limited access to capital, limited products or services, or operate in markets that have not yet been established. Mid-sized company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Foreign Company Risk: The Fund’s investment exposure to foreign companies (and American Depositary Receipts (“ADRs”)) generally is subject to the risk that the securities may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency, or inadequate regulatory and accounting standards. Because the Fund’s definition of foreign securities focuses on where the security is principally traded rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 3rd Q ’09 +12.83%	Worst Quarter 3rd Q ’08 -16.39%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

BofA Merrill Lynch All Convertibles Index 6/30/2003 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.96%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Life of Class	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
BofA Merrill Lynch All Convertibles Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.96%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Life of Class	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	827
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,563
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	331
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	827
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,563
Annual Return 2004	rr_AnnualReturn2004	7.24%
Annual Return 2005	rr_AnnualReturn2005	3.79%
Annual Return 2006	rr_AnnualReturn2006	9.03%
Annual Return 2007	rr_AnnualReturn2007	9.08%
Annual Return 2008	rr_AnnualReturn2008	(31.62%)
Annual Return 2009	rr_AnnualReturn2009	35.44%
Annual Return 2010	rr_AnnualReturn2010	14.66%
Annual Return 2011	rr_AnnualReturn2011	(9.00%)
Annual Return 2012	rr_AnnualReturn2012	12.18%
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	1.16%
Life of Class	rr_AverageAnnualReturnSinceInception	4.75%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.66%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Life of Class	rr_AverageAnnualReturnSinceInception	3.56%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.38%
5 Years	rr_AverageAnnualReturnYear05	0.26%
Life of Class	rr_AverageAnnualReturnSinceInception	3.44%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.86%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,040
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	599
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,035
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,040
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	0.56%
Life of Class	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.83%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.69%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	948
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,067
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	547
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	948
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,067
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	0.97%
Life of Class	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.31%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,651
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	430
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	749
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,651
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	1.46%
Life of Class	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.86%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	289
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	508
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,137
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Life of Class	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.96%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	562
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,253
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	321
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	562
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,253
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Life of Class	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.46%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,818
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	828
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,818
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	1.51%
Life of Class	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.36%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	775
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,707
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	446
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	775
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,707
1 Year	rr_AverageAnnualReturnYear01	11.89%
5 Years	rr_AverageAnnualReturnYear05	1.44%
Life of Class	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, if any, to an annual rate of 0.86%. Shareholders will incur actual total annual operating expenses of less than or equal to 0.86% plus the amount of any applicable 12b-1 fee. This agreement may be terminated only by the Fund's Board of Trustees.
[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[4]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Lord Abbett Core Fixed Income Fund | Lord Abbett Core Fixed Income Fund
Lord Abbett Core Fixed Income Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Core Fixed Income Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Core Fixed Income Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.45%	0.45%	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.85%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.21%	0.21%	0.21%		0.21%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.86%	1.66%	1.51%		0.76%	0.66%	1.11%	1.26%	1.16%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Core Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	311	493	691	1,262
Class B	669	823	1,102	1,752
Class C	254	477	824	1,802
Class F	78	243	422	942
Class I	67	211	368	822
Class P	113	353	612	1,352
Class R2	128	400	692	1,523
Class R3	118	368	638	1,409

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Core Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	311	493	691	1,262
Class B	169	523	902	1,752
Class C	154	477	824	1,802
Class F	78	243	422	942
Class I	67	211	368	822
Class P	113	353	612	1,352
Class R2	128	400	692	1,523
Class R3	118	368	638	1,409

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 640.88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. The Fund primarily invests in the following types of fixed income securities:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Investment grade debt securities of U.S. issuers;

  Investment grade debt securities of non-U.S. issuers that are denominated in U.S. dollars;

  Mortgage-backed and other asset-backed securities;

  Inflation-linked investments;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Derivative instruments, including options, futures contracts, forward contracts and swap agreements.

The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities and securities issued by the U.S. government or its agencies and instrumentalities.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range within two years of the bond market’s duration as measured by the Barclays U.S. Aggregate Bond Index (which was approximately five years as of March 15, 2013).

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer- term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Credit Risk: The issuer of a fixed income security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A fixed income security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 3rd Q ’09 +5.43%	Worst Quarter 2nd Q ’04 -2.39%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Core Fixed Income Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	3.50%	6.19%	5.07%
Class B	(0.08%)	5.56%	4.77%
Class C	4.08%	5.98%	4.63%
Class F	5.85%	6.82%		7.02%	Sep 28, 2007
Class I	5.95%	6.94%	5.64%
Class P	5.37%	6.45%	5.15%
Class R2	5.33%	6.32%		6.52%	Sep 28, 2007
Class R3	5.43%	6.43%		6.63%	Sep 28, 2007
After Taxes on Distributions Class A	2.02%	4.27%	3.36%
After Taxes on Distributions and Sale of Fund Shares Class A	2.30%	4.19%	3.33%
Barclays U.S. Aggregate Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.24%	Sep 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Core Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 640.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	640.88%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities of various types. The Fund primarily invests in the following types of fixed income securities:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Investment grade debt securities of U.S. issuers;

  Investment grade debt securities of non-U.S. issuers that are denominated in U.S. dollars;

  Mortgage-backed and other asset-backed securities;

  Inflation-linked investments;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Derivative instruments, including options, futures contracts, forward contracts and swap agreements.

The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities and securities issued by the U.S. government or its agencies and instrumentalities.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range within two years of the bond market’s duration as measured by the Barclays U.S. Aggregate Bond Index (which was approximately five years as of March 15, 2013).

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer- term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Credit Risk: The issuer of a fixed income security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A fixed income security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 3rd Q ’09 +5.43%	Worst Quarter 2nd Q ’04 -2.39%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Barclays U.S. Aggregate Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Life of Class	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,262
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	311
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	691
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,262
Annual Return 2003	rr_AnnualReturn2003	3.82%
Annual Return 2004	rr_AnnualReturn2004	3.71%
Annual Return 2005	rr_AnnualReturn2005	2.14%
Annual Return 2006	rr_AnnualReturn2006	3.97%
Annual Return 2007	rr_AnnualReturn2007	6.15%
Annual Return 2008	rr_AnnualReturn2008	1.12%
Annual Return 2009	rr_AnnualReturn2009	12.49%
Annual Return 2010	rr_AnnualReturn2010	6.66%
Annual Return 2011	rr_AnnualReturn2011	7.60%
Annual Return 2012	rr_AnnualReturn2012	5.84%
1 Year	rr_AverageAnnualReturnYear01	3.50%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	5.07%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.30%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,102
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,752
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,752
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.85%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,802
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	4.63%
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,352
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	822
1 Year	rr_AverageAnnualReturnYear01	5.95%
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	6.82%
Life of Class	rr_AverageAnnualReturnSinceInception	7.02%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	6.32%
Life of Class	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,409
1 Year	rr_AverageAnnualReturnYear01	5.43%
5 Years	rr_AverageAnnualReturnYear05	6.43%
Life of Class	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[3]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Floating Rate Fund | Floating Rate Fund
Floating Rate Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Floating Rate Fund	Class A		Class B	Class C		Class F	Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Floating Rate Fund	Class A	Class B	Class C		Class F	Class I	Class R2	Class R3
Management Fees	0.47%	0.47%	0.47%		0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.87%	[1]	0.10%	none	0.60%	0.50%
Other Expenses	0.14%	0.14%	0.14%		0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	0.81%	1.61%	1.48%		0.71%	0.61%	1.21%	1.11%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Floating Rate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	306	478	665	1,204
Class B	664	808	1,076	1,697
Class C	251	468	808	1,768
Class F	73	227	395	883
Class I	62	195	340	762
Class R2	123	384	665	1,466
Class R3	113	353	612	1,352

If Shares Are Not Redeemed
Expense Example No Redemption Floating Rate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	306	478	665	1,204
Class B	164	508	876	1,697
Class C	151	468	808	1,768
Class F	73	227	395	883
Class I	62	195	340	762
Class R2	123	384	665	1,466
Class R3	113	353	612	1,352

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81.48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating or adjustable rate senior loans. Senior loans are business loans made to borrowers that have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Senior loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. However, the Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

The senior loans in which the Fund may invest include bridge loans, novations, assignments, and participations. The Fund may invest in senior loans of any maturity or credit quality, but invests primarily in senior loans that are rated below investment grade (commonly referred to as “lower rated” or “junk” bonds) or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade senior loans. The Fund may invest up to 20% of its net assets in other types of debt securities and short-term instruments.

The Fund may invest up to 25% of its total assets in senior loans made to foreign-domiciled borrowers and foreign securities, including emerging market securities. The Fund expects that substantially all of the senior loans in which it invests will be U.S. dollar-denominated.

In addition, the Fund may invest up to 10% of its net assets in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

  High-Yield Securities Risk: Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of high-yield debt securities, or junk bonds, to make principal and interest payments and such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. Lower-rated investments also may be subject to greater price volatility than higher-rated investments.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

  Liquidity Risk: The majority of the Fund’s assets is likely to be invested in securities that are considerably less liquid than those traded on national exchanges. Such securities may be more difficult to value and the prices of senior loans also may be adversely affected by supply-demand imbalances. The frequency and magnitude of such changes cannot be predicted.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The interest rates on senior loans adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The Fund’s definition of foreign securities focuses, in the case of a loan, on where the obligor primarily conducts its business operations and, in the case of any other type of security, on where the issuer is incorporated. Accordingly, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities where (1) a loan is issued by an obligor incorporated in a foreign country but primarily conducting its business operations in the United States; (2) a foreign security (other than a loan) is issued by an issuer primarily conducting its business operations in a foreign country but whose jurisdiction of incorporation is the United States; or (3) assuming the set of facts in (1) or (2) above, the loan or other foreign security is denominated in a foreign currency and/or is principally traded on a non-U.S. exchange. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for B shares because the Fund has not issued Class B shares.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +11.57%	Worst Quarter 4th Q ’08 -17.64%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Floating Rate Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	7.61%	4.22%	4.22%	Dec 31, 2007
Class C	8.28%	3.95%	3.95%	Dec 31, 2007
Class F	10.23%	4.84%	4.84%	Dec 31, 2007
Class I	10.20%	5.00%	5.00%	Dec 31, 2007
Class R2	9.57%	4.63%	4.63%	Dec 31, 2007
Class R3	9.68%	4.59%	4.59%	Dec 31, 2007
After Taxes on Distributions Class A	5.64%	2.14%	2.14%
After Taxes on Distributions and Sale of Fund Shares Class A	4.90%	2.34%	2.34%
Credit Suisse Leveraged Loan Index 12/31/2007 (reflects no deduction for fees, expenses, or taxes)	9.42%	4.80%	4.80%	Dec 31, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81.48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.48%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating or adjustable rate senior loans. Senior loans are business loans made to borrowers that have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Senior loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. However, the Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

The senior loans in which the Fund may invest include bridge loans, novations, assignments, and participations. The Fund may invest in senior loans of any maturity or credit quality, but invests primarily in senior loans that are rated below investment grade (commonly referred to as “lower rated” or “junk” bonds) or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade senior loans. The Fund may invest up to 20% of its net assets in other types of debt securities and short-term instruments.

The Fund may invest up to 25% of its total assets in senior loans made to foreign-domiciled borrowers and foreign securities, including emerging market securities. The Fund expects that substantially all of the senior loans in which it invests will be U.S. dollar-denominated.

In addition, the Fund may invest up to 10% of its net assets in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

  High-Yield Securities Risk: Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of high-yield debt securities, or junk bonds, to make principal and interest payments and such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. Lower-rated investments also may be subject to greater price volatility than higher-rated investments.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

  Liquidity Risk: The majority of the Fund’s assets is likely to be invested in securities that are considerably less liquid than those traded on national exchanges. Such securities may be more difficult to value and the prices of senior loans also may be adversely affected by supply-demand imbalances. The frequency and magnitude of such changes cannot be predicted.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The interest rates on senior loans adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The Fund’s definition of foreign securities focuses, in the case of a loan, on where the obligor primarily conducts its business operations and, in the case of any other type of security, on where the issuer is incorporated. Accordingly, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities where (1) a loan is issued by an obligor incorporated in a foreign country but primarily conducting its business operations in the United States; (2) a foreign security (other than a loan) is issued by an issuer primarily conducting its business operations in a foreign country but whose jurisdiction of incorporation is the United States; or (3) assuming the set of facts in (1) or (2) above, the loan or other foreign security is denominated in a foreign currency and/or is principally traded on a non-U.S. exchange. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for B shares because the Fund has not issued Class B shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q ’09 +11.57%	Worst Quarter 4th Q ’08 -17.64%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Credit Suisse Leveraged Loan Index 12/31/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.42%
5 Years	rr_AverageAnnualReturnYear05	4.80%
Life of Class	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,204
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	306
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	478
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,204
Annual Return 2008	rr_AnnualReturn2008	(21.31%)
Annual Return 2009	rr_AnnualReturn2009	32.26%
Annual Return 2010	rr_AnnualReturn2010	8.18%
Annual Return 2011	rr_AnnualReturn2011	1.44%
Annual Return 2012	rr_AnnualReturn2012	10.12%
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Life of Class	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	2.14%
Life of Class	rr_AverageAnnualReturnSinceInception	2.14%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	2.34%
Life of Class	rr_AverageAnnualReturnSinceInception	2.34%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,076
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,697
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,697
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.87%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	251
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	151
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,768
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	3.95%
Life of Class	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	883
1 Year	rr_AverageAnnualReturnYear01	10.23%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Life of Class	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	762
1 Year	rr_AverageAnnualReturnYear01	10.20%
5 Years	rr_AverageAnnualReturnYear05	5.00%
Life of Class	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,466
1 Year	rr_AverageAnnualReturnYear01	9.57%
5 Years	rr_AverageAnnualReturnYear05	4.63%
Life of Class	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,352
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	4.59%
Life of Class	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[3]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Lord Abbett High Yield Fund | Lord Abbett High Yield Fund
Lord Abbett High Yield Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett High Yield Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett High Yield Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.57%	0.57%	0.57%		0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.88%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.19%	0.19%	0.19%		0.19%	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.96%	1.76%	1.64%		0.86%	0.76%	1.21%	1.36%	1.26%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	321	524	744	1,377
Class B	679	854	1,154	1,862
Class C	267	517	892	1,944
Class F	88	274	477	1,061
Class I	78	243	422	942
Class P	123	384	665	1,466
Class R2	138	431	745	1,635
Class R3	128	400	692	1,523

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	321	524	744	1,377
Class B	179	554	954	1,862
Class C	167	517	892	1,944
Class F	88	274	477	1,061
Class I	78	243	422	942
Class P	123	384	665	1,466
Class R2	138	431	745	1,635
Class R3	128	400	692	1,523

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in lower-rated debt securities (commonly referred to as “high yield” or “junk” bonds), including corporate debt securities and convertible securities. The Fund may invest up to 20% of its net assets in foreign (including emerging market) securities that primarily are traded outside of the U.S. In addition, the Fund may invest up to 20% of its net assets in municipal securities. The Fund also may invest in senior loans, including bridge loans, novations, assignments, and participations.

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund seeks to achieve high total return through an actively managed, diversified portfolio of investments. The Fund seeks to purchase lower-rated securities with unusual values that the Fund believes present the potential for higher return.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect the Fund’s performance or increase volatility, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  High-Yield Securities Risk: High-yield bonds typically pay a higher yield than higher-rated bonds, but may have greater price fluctuations and have a higher risk of default than higher-rated bonds. High-yield bonds may be subject to greater credit and liquidity risks than higher-rated bonds, which may make high- yield bonds more difficult to sell at a reasonable price or at all, especially during periods of increased market volatility or significant market decline. Some issuers of high-yield bonds may be more likely to default as to principal and interest payments after the Fund purchases their securities. High-yield bonds are considered predominantly speculative by traditional investment standards. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Municipal Securities Risk: Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Foreign Company Risk: The Fund’s investment exposure to foreign companies (and American Depositary Receipts (“ADRs”)) generally is subject to the risk that the securities may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency, or inadequate regulatory and accounting standards. Because the Fund’s definition of foreign securities focuses on where the security is principally traded rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +17.32%	Worst Quarter 4th Q ’08 -15.68%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett High Yield Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	13.88%	9.12%	8.99%
Class B	10.49%	8.49%	8.65%
Class C	14.77%	8.82%	8.49%
Class F	16.63%	9.73%		9.01%	Sep 28, 2007
Class I	16.70%	9.87%	9.56%
Class P	16.26%	9.39%	9.02%
Class R2	16.01%	9.33%		8.59%	Sep 28, 2007
Class R3	16.12%	9.43%		8.70%	Sep 28, 2007
After Taxes on Distributions Class A	10.38%	5.86%	5.96%
After Taxes on Distributions and Sale of Fund Shares Class A	9.07%	5.81%	5.89%
BofA Merrill Lynch High Yield Master II Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	15.55%	10.14%	10.38%	9.43%	Sep 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.74%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in lower-rated debt securities (commonly referred to as “high yield” or “junk” bonds), including corporate debt securities and convertible securities. The Fund may invest up to 20% of its net assets in foreign (including emerging market) securities that primarily are traded outside of the U.S. In addition, the Fund may invest up to 20% of its net assets in municipal securities. The Fund also may invest in senior loans, including bridge loans, novations, assignments, and participations.

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund seeks to achieve high total return through an actively managed, diversified portfolio of investments. The Fund seeks to purchase lower-rated securities with unusual values that the Fund believes present the potential for higher return.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect the Fund’s performance or increase volatility, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  High-Yield Securities Risk: High-yield bonds typically pay a higher yield than higher-rated bonds, but may have greater price fluctuations and have a higher risk of default than higher-rated bonds. High-yield bonds may be subject to greater credit and liquidity risks than higher-rated bonds, which may make high- yield bonds more difficult to sell at a reasonable price or at all, especially during periods of increased market volatility or significant market decline. Some issuers of high-yield bonds may be more likely to default as to principal and interest payments after the Fund purchases their securities. High-yield bonds are considered predominantly speculative by traditional investment standards. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil.

  Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Municipal Securities Risk: Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Foreign Company Risk: The Fund’s investment exposure to foreign companies (and American Depositary Receipts (“ADRs”)) generally is subject to the risk that the securities may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency, or inadequate regulatory and accounting standards. Because the Fund’s definition of foreign securities focuses on where the security is principally traded rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q ’09 +17.32%	Worst Quarter 4th Q ’08 -15.68%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

BofA Merrill Lynch High Yield Master II Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	10.14%
10 Years	rr_AverageAnnualReturnYear10	10.38%
Life of Class	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,377
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	321
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	524
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	744
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,377
Annual Return 2003	rr_AnnualReturn2003	21.59%
Annual Return 2004	rr_AnnualReturn2004	10.42%
Annual Return 2005	rr_AnnualReturn2005	1.15%
Annual Return 2006	rr_AnnualReturn2006	9.94%
Annual Return 2007	rr_AnnualReturn2007	2.43%
Annual Return 2008	rr_AnnualReturn2008	(23.42%)
Annual Return 2009	rr_AnnualReturn2009	50.51%
Annual Return 2010	rr_AnnualReturn2010	14.31%
Annual Return 2011	rr_AnnualReturn2011	3.15%
Annual Return 2012	rr_AnnualReturn2012	16.50%
1 Year	rr_AverageAnnualReturnYear01	13.88%
5 Years	rr_AverageAnnualReturnYear05	9.12%
10 Years	rr_AverageAnnualReturnYear10	8.99%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.38%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.07%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,862
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,862
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	8.65%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.88%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,466
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	9.39%
10 Years	rr_AverageAnnualReturnYear10	9.02%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
1 Year	rr_AverageAnnualReturnYear01	16.70%
5 Years	rr_AverageAnnualReturnYear05	9.87%
10 Years	rr_AverageAnnualReturnYear10	9.56%
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	16.63%
5 Years	rr_AverageAnnualReturnYear05	9.73%
Life of Class	rr_AverageAnnualReturnSinceInception	9.01%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	745
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	9.33%
Life of Class	rr_AverageAnnualReturnSinceInception	8.59%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	16.12%
5 Years	rr_AverageAnnualReturnYear05	9.43%
Life of Class	rr_AverageAnnualReturnSinceInception	8.70%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[3]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Lord Abbett Income Fund | Lord Abbett Income Fund
Lord Abbett Income Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Income Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Income Fund		Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.50%	0.50%	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.20%	1.00%	0.87%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.17%	0.17%	0.17%		0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		0.87%	1.67%	1.54%		0.77%	0.67%	1.12%	1.27%	1.17%
Fee Waiver and/or Expense Reimbursement	[2]	(0.09%)	(0.09%)	(0.09%)		(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.78%	1.58%	1.45%		0.68%	0.58%	1.03%	1.18%	1.08%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
[2]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, if any, to an annual rate of 0.58%. Shareholders will incur actual total annual operating expenses of less than or equal to 0.58% plus the amount of any applicable 12b-1 fee. This agreement may be terminated only by the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the fee waiver and expense limitation agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	303	488	688	1,265
Class B	661	818	1,099	1,755
Class C	248	478	831	1,827
Class F	69	237	419	946
Class I	59	205	364	826
Class P	105	347	608	1,355
Class R2	120	394	688	1,526
Class R3	110	363	635	1,412

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	303	488	688	1,265
Class B	161	518	899	1,755
Class C	148	478	831	1,827
Class F	69	237	419	946
Class I	59	205	364	826
Class P	105	347	608	1,355
Class R2	120	394	688	1,526
Class R3	110	363	635	1,412

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 265.29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities. Such investments primarily consist of:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Debt securities of U.S. issuers;

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

  Mortgage-backed and other asset-backed securities; and

  Inflation-linked investments.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

  High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies, including securities of issuers economically tied to emerging market countries;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Convertible securities, including convertible bonds and preferred stocks.

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

The bar chart and table include performance of the Fund prior to December 14, 2007, when the Fund operated under the name "Lord Abbett U.S. Government & Government Sponsored Enterprises Fund" and pursued an investment objective of seeking high current income consistent with reasonable risk. Under its prior investment strategy, the Fund primarily invested in U.S. Government securities, and securities issued or guaranteed by government-sponsored enterprises.

Bar Chart (per calendar year) - Class A Shares*

*

The Fund implemented its current investment strategy effective December 14, 2007. The performance of the Fund for periods before December 14, 2007 is not representative of the Fund’s current investment strategy.

Best Quarter 2nd Q ’09 +13.30%	Worst Quarter 3rd Q ’08 -6.43%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Income Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	9.81%	8.73%	6.07%
Class B	6.62%	8.05%	5.76%
Class C	10.73%	8.41%	5.63%
Class F	13.00%	9.31%		9.55%	Sep 28, 2007
Class I	12.72%	9.51%		7.41%	Oct 19, 2004
Class R2	12.38%			9.88%	Jul 2, 2008
Class R3	12.57%			9.72%	Jul 2, 2008
After Taxes on Distributions Class A	7.44%	6.57%	4.28%
After Taxes on Distributions and Sale of Fund Shares Class A	6.47%	6.21%	4.13%
Barclays U.S. Aggregate Bond Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	5.33%	Oct 19, 2004
Barclays U.S. Aggregate Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.24%	Sep 28, 2007
Barclays U.S. Aggregate Bond Index 7/2/2008 (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.37%	Jul 2, 2008
Barclays Baa Corporate Bond Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	11.12%	9.22%	7.34%	6.87%	Oct 31, 2004	[1]
Barclays Baa Corporate Bond Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	11.12%	9.22%	7.34%	9.14%	Sep 30, 2007	[2]
Barclays Baa Corporate Bond Index 6/30/2008 (reflects no deduction for fees, expenses, or taxes)	11.12%	9.22%	7.34%	10.53%	Jun 30, 2008	[3]
[1]	Corresponds with Class I period shown.
[2]	Corresponds with Class F period shown.
[3]	Corresponds with Class R2 and R3 periods shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 265.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	265.29%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the fee waiver and expense limitation agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities. Such investments primarily consist of:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Debt securities of U.S. issuers;

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

  Mortgage-backed and other asset-backed securities; and

  Inflation-linked investments.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

  High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies, including securities of issuers economically tied to emerging market countries;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Convertible securities, including convertible bonds and preferred stocks.

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for P shares because the Fund has not issued Class P shares to date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

The bar chart and table include performance of the Fund prior to December 14, 2007, when the Fund operated under the name "Lord Abbett U.S. Government & Government Sponsored Enterprises Fund" and pursued an investment objective of seeking high current income consistent with reasonable risk. Under its prior investment strategy, the Fund primarily invested in U.S. Government securities, and securities issued or guaranteed by government-sponsored enterprises.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*

The Fund implemented its current investment strategy effective December 14, 2007. The performance of the Fund for periods before December 14, 2007 is not representative of the Fund’s current investment strategy.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q ’09 +13.30%	Worst Quarter 3rd Q ’08 -6.43%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.43%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Barclays U.S. Aggregate Bond Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Life of Class	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 19, 2004
Barclays U.S. Aggregate Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Life of Class	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Barclays U.S. Aggregate Bond Index 7/2/2008 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Life of Class	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jul 2, 2008
Barclays Baa Corporate Bond Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.12%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.34%
Life of Class	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 31, 2004	[1]
Barclays Baa Corporate Bond Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.12%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.34%
Life of Class	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 30, 2007	[2]
Barclays Baa Corporate Bond Index 6/30/2008 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.12%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.34%
Life of Class	rr_AverageAnnualReturnSinceInception	10.53%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008	[3]
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.03%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	608
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,355
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	105
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	608
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,355
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.58%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	364
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	826
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	364
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	826
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	9.51%
Life of Class	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 19, 2004
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.78%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,265
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	303
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	488
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	688
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,265
Annual Return 2003	rr_AnnualReturn2003	1.58%
Annual Return 2004	rr_AnnualReturn2004	3.81%
Annual Return 2005	rr_AnnualReturn2005	2.23%
Annual Return 2006	rr_AnnualReturn2006	3.58%
Annual Return 2007	rr_AnnualReturn2007	6.17%
Annual Return 2008	rr_AnnualReturn2008	(10.16%)
Annual Return 2009	rr_AnnualReturn2009	30.23%
Annual Return 2010	rr_AnnualReturn2010	10.84%
Annual Return 2011	rr_AnnualReturn2011	6.55%
Annual Return 2012	rr_AnnualReturn2012	12.51%
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	8.73%
10 Years	rr_AverageAnnualReturnYear10	6.07%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	6.57%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.58%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,755
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	518
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	899
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,755
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	8.05%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.87%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.45%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	831
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	478
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	831
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
1 Year	rr_AverageAnnualReturnYear01	10.73%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	946
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	419
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	946
1 Year	rr_AverageAnnualReturnYear01	13.00%
5 Years	rr_AverageAnnualReturnYear05	9.31%
Life of Class	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.18%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,526
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	394
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	688
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,526
1 Year	rr_AverageAnnualReturnYear01	12.38%
Life of Class	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jul 2, 2008
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.08%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,412
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	363
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	635
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,412
1 Year	rr_AverageAnnualReturnYear01	12.57%
Life of Class	rr_AverageAnnualReturnSinceInception	9.72%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jul 2, 2008

[1]	Corresponds with Class I period shown.
[2]	Corresponds with Class F period shown.
[3]	Corresponds with Class R2 and R3 periods shown.
[4]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, if any, to an annual rate of 0.58%. Shareholders will incur actual total annual operating expenses of less than or equal to 0.58% plus the amount of any applicable 12b-1 fee. This agreement may be terminated only by the Fund's Board of Trustees.
[5]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[6]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[7]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Lord Abbett Inflation Focused Fund | Lord Abbett Inflation Focused Fund
Lord Abbett Inflation Focused Fund
INVESTMENT OBJECTIVE
The Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle.
As a secondary objective, the Fund seeks current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Inflation Focused Fund	Class A		Class C		Class F	Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Inflation Focused Fund		Class A	Class C		Class F	Class I	Class R2		Class R3
Management Fees		0.40%	0.40%		0.40%	0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees		0.20%	0.98%	[1]	0.10%	none	0.60%		0.50%
Other Expenses		0.16%	0.16%		0.16%	0.16%	0.16%		0.16%
Total Annual Fund Operating Expenses		0.76%	1.54%		0.66%	0.56%	1.16%	[2]	1.06%
Fee Waiver and/or Expense Reimbursement	[3]	(0.01%)	(0.01%)		(0.01%)	(0.01%)	(0.01%)		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.75%	1.53%		0.65%	0.55%	1.15%	[2]	1.05%	[2]
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more.
[2]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[3]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, if any, to an annual rate of 0.55%. Shareholders will incur actual total annual operating expenses of less than or equal to 0.55% plus the amount of any applicable 12b-1 fee. This agreement may be terminated only by the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the fee waiver and expense limitation agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year period for Class C shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Inflation Focused Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	300	461	637	1,145
Class C	256	485	838	1,834
Class F	66	210	367	822
Class I	56	178	312	700
Class R2	117	367	637	1,408
Class R3	107	336	584	1,293

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Inflation Focused Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	300	461	637	1,145
Class C	156	485	838	1,834
Class F	66	210	367	822
Class I	56	178	312	700
Class R2	117	367	637	1,408
Class R3	107	336	584	1,293

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

For purposes of its investment objective, the Fund uses the Consumer Price Index (“CPI”) for All Urban Consumers (“CPI-U”) to measure the rate of inflation in the U.S. economy. The Fund pursues its investment objective by combining inflation-linked derivatives and inflation-indexed fixed income securities (collectively, “Inflation-Linked Investments”) with a portfolio of fixed income securities. In addition, the Fund may buy or sell Treasury futures or interest rate swaps to actively manage its portfolio duration. The use of the term “Inflation Focused” in the Fund’s name does not refer to a particular type of security in which the Fund invests; rather, it refers to its overall strategy that seeks investment returns that exceed the rate of inflation in the U.S. economy over time. In the Fund’s view, exceeding the rate of inflation in the U.S. economy could mean achieving greater gains than the CPI-U during periods of anticipated or actual inflation or sustaining smaller losses than the CPI-U during periods of anticipated or actual deflation.

The percentage of the Fund’s assets that is invested in Inflation-Linked Investments and the types of Inflation-Linked Investments used by the Fund may vary depending on inflationary trends and expectations. The Fund may use Inflation-Linked Investments to a greater extent during periods when the Fund’s portfolio management team believes that there will be rising inflation as compared to periods when the portfolio management team believes that inflation will be low, declining, or negative. The Fund will invest the remainder of its assets primarily in fixed income securities of various types, as discussed in more detail below. Because the Fund uses Inflation-Linked Investments as a speculative tool, the Fund is designed for long-term investors and may not be appropriate for investors who are looking to protect their purchasing power in the near term.

The specific types of Inflation-Linked Investments that the Fund may use include:

  Inflation-Linked Derivatives. The Fund may invest substantially in inflation-linked derivatives, primarily CPI swaps. A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund normally may enter into CPI swaps on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. Conversely, the Fund may enter into CPI swaps on a year-over-year basis, in which the one party pays an annual fixed rate on some notional amount at specified intervals (i.e., monthly, annually, etc.), while the other party pays the annual year-over-year inflation rate at specified intervals.

The Fund may invest substantially in other types of derivatives for speculative or hedging purposes. Currently, the Fund expects to invest in derivatives consisting principally of futures, options, and swaps. The Fund will be required to segregate permissible liquid assets, or engage in other measures to cover its obligations relating to CPI swaps and other derivatives. The Fund is regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool under newly amended Commodity Exchange Act rules. As of the date of this prospectus, the extent of the CFTC’s rule amendments remains uncertain. Accordingly, when fully implemented, the CFTC’s rule amendments may require the Fund or its investment adviser to comply with new regulatory requirements that could impact the Fund’s expenses, use of derivatives, and performance.

  Inflation-Indexed Fixed Income Securities. Inflation-indexed fixed income securities are securities whose principal and/or interest payments are adjusted for inflation, unlike traditional fixed income securities that make fixed or variable principal and interest payments. The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the CPI, and other inflation-indexed securities issued by the U.S. Department of the Treasury. In addition to investing in TIPS, the Fund also may invest in sovereign inflation-indexed fixed income securities (sometimes referred to as “linkers”) issued by non-U.S. governments. To the extent that the Fund invests in such non-U.S. inflation-indexed fixed income securities that are denominated in foreign currencies, the Fund will limit such investments in accordance with the limitations described further below.

The Fund invests the remainder of its assets primarily in fixed income securities of various types and will use such securities to cover its obligations under CPI swaps and other derivative transactions. Among such fixed income securities in which the Fund may invest without limitation are investment grade:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Debt securities of U.S. issuers;

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars; and

  Mortgage-backed, mortgage-related and other asset-backed securities, including collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), mortgage dollar rolls, and stripped mortgage-backed securities (SMBS).

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other investments:

  High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage the average duration of the securities it holds in its portfolio and hedge interest rate risk by investing in Treasury futures and interest rate swaps.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  New Fund Risk: The Fund is newly organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy, particularly with respect to its Inflation-Linked Investments.

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The success of the Fund’s investment strategies will largely depend on the extent to which the Fund’s portfolio management correctly forecasts inflationary trends and expectations. To the extent that the Fund’s portfolio management incorrectly forecasts inflationary trends and expectations, the Fund may incur additional losses during non-inflationary periods or fail to achieve investment returns that exceed the rate of inflation during inflationary periods.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Inflation-Linked Investments Risk: Although the Fund invests in Inflation-Linked Investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates. There is no guarantee that the Fund will generate returns that exceed the rate of inflation in the U.S. economy over time. There is no guarantee that the Fund’s use of Inflation-Linked Investments will be successful. Furthermore, during periods of deflation or periods when the actual rate of inflation is lower than anticipated, the Fund is likely to underperform funds that hold fixed income securities similar to those held by the Fund but do not hold Inflation-Linked Investments.

  Derivatives Risk: The Fund may invest substantially in inflation-linked derivatives and other types of derivatives for speculative or hedging purposes and is exposed to the risk that the value of a derivative instrument does not move in correlation with the value of an underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Investing in derivatives also involves the risk that the derivatives are or will become illiquid and that the counterparty may fail to perform its obligations. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the Fund’s high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities. Therefore, there may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The Fund’s investments in floating or adjustable rate senior loans, many of which are rated below investment grade, are subject to increased credit and liquidity risks.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Foreign Investments Risk: The Fund’s investment exposure to foreign (which may include emerging market) issuers generally is subject to the risk that the value of securities issued by foreign issuers may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.

  Redemption Risk: The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares for its first full calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 1st Q ’12 +5.40%	Worst Quarter 2nd Q ’12 -0.99%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Inflation Focused Fund	1 Year	Life of Class	Inception Date for Performance
Class A	7.43%	2.16%	Apr 29, 2011
Class C	8.03%	2.81%	Apr 29, 2011
Class F	9.98%	3.69%	Apr 29, 2011
Class I	10.02%	3.77%	Apr 29, 2011
Class R2	9.98%	3.54%	Apr 29, 2011
Class R3	9.79%	3.47%	Apr 29, 2011
After Taxes on Distributions Class A	6.03%	0.77%
After Taxes on Distributions and Sale of Fund Shares Class A	4.80%	1.02%
Barclays U.S. 1-3 Year Government/Credit Bond Index 4/29/2011 (reflects no deduction for fees, expenses, or taxes)	1.26%	1.30%	Apr 29, 2011
Barclays U.S. TIPS Index 1-5 Years 4/29/2011 (reflects no deduction for fees, expenses, or taxes)	2.66%	2.05%	Apr 29, 2011
Consumer Price Index for All Urban Consumers (���CPI-U���) 4/29/2011 (reflects no deduction for fees, expenses, or taxes)	1.74%	1.24%	Apr 29, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Inflation Focused Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.15%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the fee waiver and expense limitation agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year period for Class C shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

For purposes of its investment objective, the Fund uses the Consumer Price Index (“CPI”) for All Urban Consumers (“CPI-U”) to measure the rate of inflation in the U.S. economy. The Fund pursues its investment objective by combining inflation-linked derivatives and inflation-indexed fixed income securities (collectively, “Inflation-Linked Investments”) with a portfolio of fixed income securities. In addition, the Fund may buy or sell Treasury futures or interest rate swaps to actively manage its portfolio duration. The use of the term “Inflation Focused” in the Fund’s name does not refer to a particular type of security in which the Fund invests; rather, it refers to its overall strategy that seeks investment returns that exceed the rate of inflation in the U.S. economy over time. In the Fund’s view, exceeding the rate of inflation in the U.S. economy could mean achieving greater gains than the CPI-U during periods of anticipated or actual inflation or sustaining smaller losses than the CPI-U during periods of anticipated or actual deflation.

The percentage of the Fund’s assets that is invested in Inflation-Linked Investments and the types of Inflation-Linked Investments used by the Fund may vary depending on inflationary trends and expectations. The Fund may use Inflation-Linked Investments to a greater extent during periods when the Fund’s portfolio management team believes that there will be rising inflation as compared to periods when the portfolio management team believes that inflation will be low, declining, or negative. The Fund will invest the remainder of its assets primarily in fixed income securities of various types, as discussed in more detail below. Because the Fund uses Inflation-Linked Investments as a speculative tool, the Fund is designed for long-term investors and may not be appropriate for investors who are looking to protect their purchasing power in the near term.

The specific types of Inflation-Linked Investments that the Fund may use include:

  Inflation-Linked Derivatives. The Fund may invest substantially in inflation-linked derivatives, primarily CPI swaps. A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund normally may enter into CPI swaps on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. Conversely, the Fund may enter into CPI swaps on a year-over-year basis, in which the one party pays an annual fixed rate on some notional amount at specified intervals (i.e., monthly, annually, etc.), while the other party pays the annual year-over-year inflation rate at specified intervals.

The Fund may invest substantially in other types of derivatives for speculative or hedging purposes. Currently, the Fund expects to invest in derivatives consisting principally of futures, options, and swaps. The Fund will be required to segregate permissible liquid assets, or engage in other measures to cover its obligations relating to CPI swaps and other derivatives. The Fund is regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool under newly amended Commodity Exchange Act rules. As of the date of this prospectus, the extent of the CFTC’s rule amendments remains uncertain. Accordingly, when fully implemented, the CFTC’s rule amendments may require the Fund or its investment adviser to comply with new regulatory requirements that could impact the Fund’s expenses, use of derivatives, and performance.

  Inflation-Indexed Fixed Income Securities. Inflation-indexed fixed income securities are securities whose principal and/or interest payments are adjusted for inflation, unlike traditional fixed income securities that make fixed or variable principal and interest payments. The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the CPI, and other inflation-indexed securities issued by the U.S. Department of the Treasury. In addition to investing in TIPS, the Fund also may invest in sovereign inflation-indexed fixed income securities (sometimes referred to as “linkers”) issued by non-U.S. governments. To the extent that the Fund invests in such non-U.S. inflation-indexed fixed income securities that are denominated in foreign currencies, the Fund will limit such investments in accordance with the limitations described further below.

The Fund invests the remainder of its assets primarily in fixed income securities of various types and will use such securities to cover its obligations under CPI swaps and other derivative transactions. Among such fixed income securities in which the Fund may invest without limitation are investment grade:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Debt securities of U.S. issuers;

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars; and

  Mortgage-backed, mortgage-related and other asset-backed securities, including collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), mortgage dollar rolls, and stripped mortgage-backed securities (SMBS).

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other investments:

  High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage the average duration of the securities it holds in its portfolio and hedge interest rate risk by investing in Treasury futures and interest rate swaps.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  New Fund Risk: The Fund is newly organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy, particularly with respect to its Inflation-Linked Investments.

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The success of the Fund’s investment strategies will largely depend on the extent to which the Fund’s portfolio management correctly forecasts inflationary trends and expectations. To the extent that the Fund’s portfolio management incorrectly forecasts inflationary trends and expectations, the Fund may incur additional losses during non-inflationary periods or fail to achieve investment returns that exceed the rate of inflation during inflationary periods.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Inflation-Linked Investments Risk: Although the Fund invests in Inflation-Linked Investments, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates. There is no guarantee that the Fund will generate returns that exceed the rate of inflation in the U.S. economy over time. There is no guarantee that the Fund’s use of Inflation-Linked Investments will be successful. Furthermore, during periods of deflation or periods when the actual rate of inflation is lower than anticipated, the Fund is likely to underperform funds that hold fixed income securities similar to those held by the Fund but do not hold Inflation-Linked Investments.

  Derivatives Risk: The Fund may invest substantially in inflation-linked derivatives and other types of derivatives for speculative or hedging purposes and is exposed to the risk that the value of a derivative instrument does not move in correlation with the value of an underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Investing in derivatives also involves the risk that the derivatives are or will become illiquid and that the counterparty may fail to perform its obligations. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the Fund’s high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities. Therefore, there may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The Fund’s investments in floating or adjustable rate senior loans, many of which are rated below investment grade, are subject to increased credit and liquidity risks.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Foreign Investments Risk: The Fund’s investment exposure to foreign (which may include emerging market) issuers generally is subject to the risk that the value of securities issued by foreign issuers may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.

  Redemption Risk: The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares for its first full calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 1st Q ’12 +5.40%	Worst Quarter 2nd Q ’12 -0.99%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.99%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Barclays U.S. 1-3 Year Government/Credit Bond Index 4/29/2011 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.26%
Life of Class	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Barclays U.S. TIPS Index 1-5 Years 4/29/2011 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%
Life of Class	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Consumer Price Index for All Urban Consumers (���CPI-U���) 4/29/2011 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
Life of Class	rr_AverageAnnualReturnSinceInception	1.24%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,145
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	300
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	461
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	637
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,145
Annual Return 2012	rr_AnnualReturn2012	9.87%
1 Year	rr_AverageAnnualReturnYear01	7.43%
Life of Class	rr_AverageAnnualReturnSinceInception	2.16%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.03%
Life of Class	rr_AverageAnnualReturnSinceInception	0.77%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.80%
Life of Class	rr_AverageAnnualReturnSinceInception	1.02%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.98%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.53%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	838
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	485
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	838
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
1 Year	rr_AverageAnnualReturnYear01	8.03%
Life of Class	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	210
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	367
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	822
1 Year	rr_AverageAnnualReturnYear01	9.98%
Life of Class	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.55%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	178
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	700
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	178
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	312
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	700
1 Year	rr_AverageAnnualReturnYear01	10.02%
Life of Class	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[5]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.15%	[2],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,408
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	367
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	637
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,408
1 Year	rr_AverageAnnualReturnYear01	9.98%
Life of Class	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.05%	[2],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,293
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	336
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	584
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,293
1 Year	rr_AverageAnnualReturnYear01	9.79%
Life of Class	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	For the period from April 1, 2013 through March 31, 2014, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, if any, to an annual rate of 0.55%. Shareholders will incur actual total annual operating expenses of less than or equal to 0.55% plus the amount of any applicable 12b-1 fee. This agreement may be terminated only by the Fund's Board of Trustees.
[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[4]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more.
[5]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Lord Abbett Short Duration Income Fund | Lord Abbett Short Duration Income Fund
Lord Abbett Short Duration Income Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Short Duration Income Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Short Duration Income Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.26%	0.26%	0.26%		0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.88%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.13%	0.13%	0.13%		0.13%	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.59%	1.39%	1.27%		0.49%	0.39%	0.84%	0.99%	0.89%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Short Duration Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	284	410	547	946
Class B	642	740	961	1,450
Class C	229	403	697	1,534
Class F	50	157	274	616
Class I	40	125	219	493
Class P	86	268	466	1,037
Class R2	101	315	547	1,213
Class R3	91	284	493	1,096

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Short Duration Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	284	410	547	946
Class B	142	440	761	1,450
Class C	129	403	697	1,534
Class F	50	157	274	616
Class I	40	125	219	493
Class P	86	268	466	1,037
Class R2	101	315	547	1,213
Class R3	91	284	493	1,096

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in various types of short duration debt (or fixed income) securities. Under normal market conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities. Such investments primarily include:

  Corporate debt securities of U.S. issuers;

  Corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

  Mortgage-backed and other asset-backed securities; and

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Inflation-linked investments.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

  High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range between one and three years.

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling, potentially making the security less liquid. These risks are greatest for high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities. The Fund typically invests a greater percentage of its assets in high-yield securities and lower rated commercial mortgage-backed securities than other funds that invest in short duration fixed income securities. To the extent that the Fund invests in this manner, it will be subject to a greater amount of credit risk, including the risk of default, as compared to other short-term bond funds.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Commercial Mortgage-Backed Securities Risk: Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

The bar chart and table include performance of the Fund prior to December 14, 2007, when the Fund operated under the name "Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund" and pursued an investment objective of seeking a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities.

Bar Chart (per calendar year) - Class A Shares*

*

The Fund implemented its current investment strategy effective December 14, 2007. The performance of the Fund for periods before December 14, 2007 is not representative of the Fund’s current investment strategy.

Best Quarter 2nd Q ’09 +5.55%	Worst Quarter 2nd Q ’04 -2.02%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Short Duration Income Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	4.34%	5.76%	4.18%
Class B	0.57%	5.06%		3.91%	May 2, 2003
Class C	4.90%	5.44%	3.70%
Class F	6.51%	6.36%		6.44%	Sep 28, 2007
Class I	6.84%	6.55%		5.38%	Oct 19, 2004
Class R2	5.99%			5.60%	Jul 21, 2009
Class R3	6.11%			5.70%	Jul 21, 2009
After Taxes on Distributions Class A	2.88%	4.05%	2.67%
After Taxes on Distributions and Sale of Fund Shares Class A	2.80%	3.91%	2.67%
Barclays 1-3 Year Government/Credit Bond Index 5/2/2003 (reflects no deduction for fees, expenses, or taxes)	1.26%	2.88%	3.13%	3.11%	May 2, 2003
Barclays 1-3 Year Government/Credit Bond Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)	1.26%	2.88%	3.13%	3.29%	Oct 19, 2004
Barclays 1-3 Year Government/Credit Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	1.26%	2.88%	3.13%	3.16%	Sep 28, 2007
Barclays 1-3 Year Government/Credit Bond Index 7/21/2009 (reflects no deduction for fees, expenses, or taxes)	1.26%	2.88%	3.13%	2.00%	Jul 21, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Short Duration Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.83%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in various types of short duration debt (or fixed income) securities. Under normal market conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities. Such investments primarily include:

  Corporate debt securities of U.S. issuers;

  Corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;

  Mortgage-backed and other asset-backed securities; and

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Inflation-linked investments.

The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

  High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);

  Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;

  Senior loans, including bridge loans, novations, assignments, and participations; and

  Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range between one and three years.

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling, potentially making the security less liquid. These risks are greatest for high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities. The Fund typically invests a greater percentage of its assets in high-yield securities and lower rated commercial mortgage-backed securities than other funds that invest in short duration fixed income securities. To the extent that the Fund invests in this manner, it will be subject to a greater amount of credit risk, including the risk of default, as compared to other short-term bond funds.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Commercial Mortgage-Backed Securities Risk: Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

  Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for P shares because the Fund has not issued Class P shares to date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

The bar chart and table include performance of the Fund prior to December 14, 2007, when the Fund operated under the name "Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund" and pursued an investment objective of seeking a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*

The Fund implemented its current investment strategy effective December 14, 2007. The performance of the Fund for periods before December 14, 2007 is not representative of the Fund’s current investment strategy.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q ’09 +5.55%	Worst Quarter 2nd Q ’04 -2.02%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.02%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Barclays 1-3 Year Government/Credit Bond Index 5/2/2003 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Life of Class	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	May 2, 2003
Barclays 1-3 Year Government/Credit Bond Index 10/19/2004 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Life of Class	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 19, 2004
Barclays 1-3 Year Government/Credit Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Life of Class	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Barclays 1-3 Year Government/Credit Bond Index 7/21/2009 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Life of Class	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jul 21, 2009
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	40
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	125
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	493
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	6.55%
Life of Class	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Oct 19, 2004
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	946
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	284
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	410
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	946
Annual Return 2003	rr_AnnualReturn2003	1.79%
Annual Return 2004	rr_AnnualReturn2004	1.18%
Annual Return 2005	rr_AnnualReturn2005	0.92%
Annual Return 2006	rr_AnnualReturn2006	3.54%
Annual Return 2007	rr_AnnualReturn2007	5.89%
Annual Return 2008	rr_AnnualReturn2008	(1.09%)
Annual Return 2009	rr_AnnualReturn2009	16.97%
Annual Return 2010	rr_AnnualReturn2010	6.38%
Annual Return 2011	rr_AnnualReturn2011	3.16%
Annual Return 2012	rr_AnnualReturn2012	6.64%
1 Year	rr_AverageAnnualReturnYear01	4.34%
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	740
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	961
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,450
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	440
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	761
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,450
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	5.06%
Life of Class	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	May 2, 2003
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.88%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	403
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	697
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	3.70%
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	50
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	157
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	274
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	616
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	6.36%
Life of Class	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	5.99%
Life of Class	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jul 21, 2009
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
1 Year	rr_AverageAnnualReturnYear01	6.11%
Life of Class	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jul 21, 2009

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[3]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Lord Abbett Total Return Fund | Lord Abbett Total Return Fund
Lord Abbett Total Return Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Total Return Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Total Return Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.43%	0.43%	0.43%		0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.84%	[1]	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.23%	0.23%	0.23%		0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.86%	1.66%	1.50%		0.76%	0.66%	1.11%	1.26%	1.16%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	311	493	691	1,262
Class B	669	823	1,102	1,752
Class C	253	474	818	1,791
Class F	78	243	422	942
Class I	67	211	368	822
Class P	113	353	612	1,352
Class R2	128	400	692	1,523
Class R3	118	368	638	1,409

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	311	493	691	1,262
Class B	169	523	902	1,752
Class C	153	474	818	1,791
Class F	78	243	422	942
Class I	67	211	368	822
Class P	113	353	612	1,352
Class R2	128	400	692	1,523
Class R3	118	368	638	1,409

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 575.52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing primarily in investment grade debt securities. The Fund may invest up to 20% of its net assets in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds). In addition, the Fund may invest up to 20% of its net assets in non-U.S. (including emerging market) debt securities denominated in foreign currencies.

The Fund generally may invest in the following types of debt securities:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Corporate debt securities;

  Mortgage-backed and other asset-backed securities;

  Inflation-linked investments; and

  Senior loans, including bridge loans, novations, assignments, and participations.

The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities and securities issued by the U.S. government or its agencies and instrumentalities.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range within two years of the bond market’s duration as measured by the Barclays U.S. Aggregate Bond Index (which was approximately five years as of March 15, 2013).

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 3rd Q ’09 +6.23%	Worst Quarter 2nd Q ’04 -2.29%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett Total Return Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	5.33%	6.77%	5.52%
Class B	1.87%	6.15%	5.21%
Class C	6.04%	6.55%	5.08%
Class F	7.84%	7.40%		7.49%	Sep 28, 2007
Class I	7.93%	7.54%	6.09%
Class P	7.44%	7.05%	5.63%
Class R2	7.30%	6.92%		7.00%	Sep 28, 2007
Class R3	7.41%	7.02%		7.10%	Sep 28, 2007
After Taxes on Distributions Class A	3.42%	4.57%	3.63%
After Taxes on Distributions and Sale of Fund Shares Class A	3.55%	4.54%	3.63%
Barclays U.S. Universal Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	5.53%	6.19%	5.59%	6.41%	Sep 28, 2007
Barclays U.S. Aggregate Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.24%	Sep 28, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 575.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	575.52%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five- year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by investing primarily in investment grade debt securities. The Fund may invest up to 20% of its net assets in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds). In addition, the Fund may invest up to 20% of its net assets in non-U.S. (including emerging market) debt securities denominated in foreign currencies.

The Fund generally may invest in the following types of debt securities:

  Securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  Corporate debt securities;

  Mortgage-backed and other asset-backed securities;

  Inflation-linked investments; and

  Senior loans, including bridge loans, novations, assignments, and participations.

The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities and securities issued by the U.S. government or its agencies and instrumentalities.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. The Fund expects to maintain its average duration range within two years of the bond market’s duration as measured by the Barclays U.S. Aggregate Bond Index (which was approximately five years as of March 15, 2013).

In addition, the Fund may invest in derivatives. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives in order to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk, all of which are described more fully below.

  Credit Risk and High-Yield Securities Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities.

  Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

  Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

  Government Securities Risk and Mortgage-Related Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

  Inflation-Linked Investments Risk: The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Because the Fund’s definition of foreign securities focuses on the currency in which the security is denominated rather than where the issuer is organized and/or operated, the percentage of the Fund’s assets that is exposed to foreign market risks may exceed the percentage of the Fund’s assets that the Fund defines as representing foreign securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

  High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 3rd Q ’09 +6.23%	Worst Quarter 2nd Q ’04 -2.29%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Barclays U.S. Universal Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Life of Class	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Barclays U.S. Aggregate Bond Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Life of Class	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,262
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	311
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	691
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,262
Annual Return 2003	rr_AnnualReturn2003	5.01%
Annual Return 2004	rr_AnnualReturn2004	4.28%
Annual Return 2005	rr_AnnualReturn2005	2.30%
Annual Return 2006	rr_AnnualReturn2006	4.15%
Annual Return 2007	rr_AnnualReturn2007	5.68%
Annual Return 2008	rr_AnnualReturn2008	(1.22%)
Annual Return 2009	rr_AnnualReturn2009	15.67%
Annual Return 2010	rr_AnnualReturn2010	7.59%
Annual Return 2011	rr_AnnualReturn2011	7.20%
Annual Return 2012	rr_AnnualReturn2012	7.73%
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	6.77%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,102
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,752
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,752
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.84%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
1 Year	rr_AverageAnnualReturnYear01	6.04%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	5.08%
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,352
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	822
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	6.09%
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	7.40%
Life of Class	rr_AverageAnnualReturnSinceInception	7.49%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	6.92%
Life of Class	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,409
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	7.02%
Life of Class	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[3]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2013